UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
           --------------------------------------------------
Address:   20 Dayton Avenue
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Douglas C. Floren      Greenwich, Connecticut      2/14/07
       ------------------------   --------------------------  ---------------
             [Signature]                [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             54
                                               -------------

                                                  114,895
Form 13F Information Table Value Total:        -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------


Abbott Labs                       Common Stock   002824100   3,897    80,000 SH       sole                 80,000
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Amgen Inc                         Common Stock   031162100   1,974    28,900 SH       sole                 28,900
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Amicas Inc                        Common Stock   001712108      29    10,000 SH       sole                 10,000
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Amylin Pharmaceuticals Inc        Common Stock   032346108     649    18,000 SH       sole                 18,000
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Arena Pharmaceuticals Inc         Common Stock   040047102     207    16,000 SH       sole                 16,000
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Ariad Pharmaceuticals Inc         Common Stock   04033A100   3,279   638,000 SH       sole                638,000
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Array Biopharma Inc               Common Stock   04269X105   4,470   346,000 SH       sole                346,000
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Beckman Coulter Inc               Common Stock   075811109    5,980   100,000 SH      sole                100,000
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Biogen Idec Inc                   Common Stock   09062X103   1,722    35,000 SH       sole                 35,000
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Cephalon Inc                      Common Stock   156708109     915    13,000 SH       sole                 13,000
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Curagen Corp                      Common Stock   23126R101   1,555   338,000 SH       sole                338,000
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Du pont E I DE Nemours & Co.      Common Stock   263534109   2,630    54,000 SH       sole                 54,000
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Dyadic Intl Inc Del               Common Stock   26745T101    122     20,000 SH       sole                 20,000
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Eclipsys Corp                     Common Stock   278856109   1,748    85,000 SH       sole                 85,000
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Emdeon Corp                       Common Stock   290849108     310    25,000 SH       sole                 25,000
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Emageon Inc                       Common Stock   29076V109   1,152    75,000 SH       sole                 75,000
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Genentech Inc                     COM NEW        368710406  10,304   127,000 SH       sole                127,000
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General Electric Co               Common Stock   369604103   3,833   103,000 SH       sole                103,000
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Gen-Probe Inc New                 Common Stock   36866T103   2,692    51,400 SH       sole                 51,400
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Gilead Sciences Inc               Common Stock   375558103     584     9,000 SH       sole                  9,000
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Hologic Inc                       Common Stock   436440101   3,972    84,000 SH       sole                 84,000
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Human Genome Sciences Inc         Common Stock   444903108   1,132    91,000 SH       sole                 91,000
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Illumina Inc                      Common Stock   452327109   3,105    79,000 SH       sole                 79,000
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Immucor Inc                       Common Stock   452526106   2,251    77,000 SH       sole                 77,000
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Indevus Pharmaceutical Inc        Common Stock   454072109     533    75,000 SH       sole                 75,000
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Intermune Inc                     Common Stock   45884X103   2,183    71,000 SH       sole                 71,000
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Isis Pharmaceutical Inc           Common Stock   464330109   1,946   175,000 SH       sole                175,000
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Johnson & Johnson                 Common Stock   478160104     653     9,900 SH       sole                  9,900
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Lilly Eli & Co                    Common Stock   532457108     471     9,044 SH       sole                  9,044
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Lumera Corp                       Common Stock   55024R106     721   118,000 SH       sole                118,000
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Medarex Inc                       Common Stock   583916101   2,403   162,500 SH       sole                162,500
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Medimmune Inc                     Common Stock   584699102   2,110    65,200 SH       sole                 65,000
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Medtronic Inc                     Common Stock   585055106     522     9,751 SH       sole                  9,751
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Monsanto Co New                   Common Stock   61166W101     907    17,268 SH       sole                 17,268
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Myriad Genetics Inc               Common Stock   62855J104  11,910   380,500 SH       sole                380,500
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Nektar Therapeutics               Common Stock   640268108   1,126    74,000 SH       sole                 74,000
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Nuvelo Inc                        COM NEW        67072M301      64    16,000 SH       sole                 16,000
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Nxstage Medical Inc               Common Stock   67072V103   2,288   273,000 SH       sole                273,000
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Omnicell Inc                      Common Stock   68213N109     186    10,000 SH       sole                 10,000
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OSI Pharmaceuticals Inc           Common Stock   671040103   1,224    35,000 SH       sole                 35,000
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Pfizer Inc                        Common Stock   717081103     383    14,796 SH       sole                 14,796
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Progen Inds LTD                   ORD            Q7759R100      47    10,000 SH       sole                 10,000
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Phase Forward Inc                 Common Stock   71721R406     974    65,000 SH       sole                 65,000
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Power-One Inc                     Common Stock   739308104   1,208   166,000 SH       sole                166,000
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Regeneron Pharmaceutical          Common Stock   75886F107   4,435   221,000 SH       sole                221,000
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Sangamo Biosciences Inc           Common Stock   800677106   2,746   416,000 SH       sole                416,000
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Senomyx Inc                       Common Stock   81724Q107     416    32,000 SH       sole                 32,000
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Sepracor Inc                      Common Stock   817315104   1,878    30,500 SH       sole                 30,500
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Sirna Therapeutics Inc            Common Stock   829669100     514    39,500 SH       sole                 39,500
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Sonosite Inc                      Common Stock   83568G104   4,670   151,000 SH       sole                151,000
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Third Wave Technologies Inc       Common Stock   88428W108   1,563   325,000 SH       sole                325,000
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UnitedHealth Group Inc            Common Stock   91324P102   2,687    50,000 SH       sole                 50,000
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Vital Images Inc                  Common Stock   92846N104   2,854    82,000 SH       sole                 82,000
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WebMD Health Corp                 CL A           94770V102   2,761    69,000 SH       sole                 69,000
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